Stock-based compensation (Range of Exercise Prices) (Details) (USD $)	12 Months Ended
Dec. 31, 2011 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, End of the period (in dollars per share)	$ 0.26
Maximum price of options outstanding, End of the period (in dollars per share)	$ 38.40
Options outstanding, Ending balance (in shares)	113,273,394
Options outstanding, Weighted-average remaining contractual life (in years)	4.5
Weighted-average exercise price per share (in dollars per share)	$ 25.79
Number exercisable, Ending Balance (in dollars per share)	82,234,319
Options exercisable, Weighted-average exercise price per share	$ 25.97
Range Of Exercise Prices $.26 to 10.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, End of the period (in dollars per share)	$ 0.26
Maximum price of options outstanding, End of the period (in dollars per share)	$ 10.00
Options outstanding, Ending balance (in shares)	13,813
Options outstanding, Weighted-average remaining contractual life (in years)	1.1
Weighted-average exercise price per share (in dollars per share)	$ 6.64
Number exercisable, Ending Balance (in dollars per share)	13,813
Options exercisable, Weighted-average exercise price per share	$ 6.64
Range Of Exercise Prices $10.01 to $20.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, End of the period (in dollars per share)	$ 10.01
Maximum price of options outstanding, End of the period (in dollars per share)	$ 20.00
Options outstanding, Ending balance (in shares)	26,219,258
Options outstanding, Weighted-average remaining contractual life (in years)	3.8
Weighted-average exercise price per share (in dollars per share)	$ 15.66
Number exercisable, Ending Balance (in dollars per share)	18,859,398
Options exercisable, Weighted-average exercise price per share	$ 15.91
Range Of Exercise Prices $20.01 to 30.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, End of the period (in dollars per share)	$ 20.01
Maximum price of options outstanding, End of the period (in dollars per share)	$ 30.00
Options outstanding, Ending balance (in shares)	44,961,810
Options outstanding, Weighted-average remaining contractual life (in years)	5.1
Weighted-average exercise price per share (in dollars per share)	$ 24.98
Number exercisable, Ending Balance (in dollars per share)	31,390,099
Options exercisable, Weighted-average exercise price per share	$ 25.38
Range Of Exercise Prices $30.01 to 38.40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, End of the period (in dollars per share)	$ 30.01
Maximum price of options outstanding, End of the period (in dollars per share)	$ 38.40
Options outstanding, Ending balance (in shares)	42,078,513
Options outstanding, Weighted-average remaining contractual life (in years)	4.3
Weighted-average exercise price per share (in dollars per share)	$ 32.99
Number exercisable, Ending Balance (in dollars per share)	31,971,009
Options exercisable, Weighted-average exercise price per share	$ 32.49